Capital Structure, Financial Risk and Related Items - Fair Value Measurement - Other Investments (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Collaboration Agreements
Other investments	kr 133	kr 371
Other investments
Collaboration Agreements
Transfer to Level 1	0
Transfer to level 3	0
Other investments | Net Book value
Collaboration Agreements
Fair value at beginning of period	371
Fair value at end of period	133	371
Level 3 of fair value hierarchy [member] | Other investments | Net Book value
Collaboration Agreements
Fair value at beginning of period	27	14
Acquisitions	39	13
Fair value at end of period	kr 66	kr 27